Related Party Transactions - Additional Information (Detail) - USD ($)	12 Months Ended
	May. 31, 2015	May. 31, 2014	Feb. 06, 2015	Sep. 26, 2014	May. 31, 2013
Related Party Transaction [Line Items]
Payments on convertible notes payable		$ 500,000
Interest Rate		5.00%			7.00%
Notes maturity date		Oct. 01, 2013
Issuance of common stock shares for notes payable	10,559,919
Common stock issued	63,644,348	55,753,311
Face amount of notes		$ 1,200,000			$ 6,588,250
Alpha Venture Capital Partners, L.P.
Related Party Transaction [Line Items]
Interest Rate	1.20%
Notes maturity date	May 05, 2015
Face amount of notes	$ 1,500,000		$ 1,500,000	$ 2,000,000
Note Payable 15% Due 2014
Related Party Transaction [Line Items]
Payments on convertible notes payable		$ 500,000
Interest Rate		15.00%
Notes maturity date		Apr. 11, 2014
Issuance of common stock shares for notes payable		150,000
Interest payable, per share of common stock		$ 0.50
Interest Expenses	$ 0	$ 64,700
Common stock issued	150,000